CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Net income (loss) for the period	$ 34,275,443	$ (5,585,556)	$ 81,812,031	$ (15,145,363)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain (loss) on marketable securities, net of tax of nil (Note 5)	(90,892)	160,767	(205,982)	348,435
Realized gain on marketable securities, net of tax of nil	0	(60)	0	(60)
Other comprehensive income (loss)	(90,892)	160,707	(205,982)	348,375
Comprehensive income (loss) for the period	$ 34,184,551	$ (5,424,849)	$ 81,606,049	$ (14,796,988)